Earnings per Share (Details 1) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Earnings per Share [Abstract]
Profit attributable to AUO’s shareholders	$ 42,609,500	$ 9,965,129	$ 7,242,170
Effect of convertible bonds	0	0	(340,686)
Profit used in the computation of diluted earnings per share	$ 42,609,500	$ 9,965,129	$ 6,901,484
Weighted-average number of common shares outstanding during the year (including the effect of dilutive potential common stock):
Weighted-average number of common shares (basic)	9,624,245	9,624,245	9,624,245
Effect of employee remuneration in stock	347,903	107,547	67,731
Effect of convertible bonds	0	0	199,894
Weighted-average number of common shares (diluted)	9,972,148	9,731,792	9,891,870
Diluted earnings per share (In dollars per share)	$ 4.27	$ 1.02	$ 0.70